Shareholder Report, Holdings (Details)	May 31, 2026
C000164501 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000164501 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000164501 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000164501 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000164501 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000164501 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000164501 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164501 | Vanguard Total International Bond ETF___BNY-92203J407
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000164501 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164501 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000164501 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000164501 | Equity
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000164501 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000164501 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000164501 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164501 | International
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000164501 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164501 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000164501 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000164501 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164501 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164501 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000164501 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121558 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000121558 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000121558 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000121558 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000121558 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000121558 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000121558 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000121558 | Vanguard Total International Bond ETF___BNY-92203J407
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000121558 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121558 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121558 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000121558 | Equity
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000121558 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000121558 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000121558 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000121558 | International
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000121558 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000121558 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000121558 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000121558 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121558 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121558 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000121558 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201116 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000201116 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000201116 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000201116 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000201116 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000201116 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000201116 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000201116 | Vanguard Total International Bond ETF___BNY-92203J407
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000201116 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201116 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000201116 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000201116 | Equity
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000201116 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000201116 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000201116 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201116 | International
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000201116 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000201116 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000201116 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000201116 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000201116 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201116 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000201116 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164502 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000164502 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000164502 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000164502 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000164502 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000164502 | Voya Short Duration Bond Fund__Class R6_BNY-92913L551
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000164502 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164502 | Vanguard Total International Bond ETF___BNY-92203J407
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000164502 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164502 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000164502 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000164502 | Equity
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000164502 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000164502 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000164502 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164502 | International
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000164502 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164502 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000164502 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000164502 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164502 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164502 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000164502 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164507 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000164507 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000164507 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000164507 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164507 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000164507 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164507 | Vanguard Total International Bond ETF___BNY-92203J407
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000164507 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164507 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000164507 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164507 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000164507 | Equity
Holdings [Line Items]
Percent of Net Asset Value	60.80%
C000164507 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000164507 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000164507 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164507 | International
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000164507 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164507 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164507 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000164507 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164507 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164507 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164507 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164507 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164507 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121561 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000121561 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000121561 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000121561 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121561 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000121561 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121561 | Vanguard Total International Bond ETF___BNY-92203J407
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000121561 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121561 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000121561 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121561 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000121561 | Equity
Holdings [Line Items]
Percent of Net Asset Value	60.80%
C000121561 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000121561 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000121561 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000121561 | International
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000121561 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000121561 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121561 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000121561 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121561 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121561 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121561 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121561 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121561 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201119 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000201119 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000201119 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000201119 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201119 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000201119 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201119 | Vanguard Total International Bond ETF___BNY-92203J407
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000201119 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201119 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000201119 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201119 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000201119 | Equity
Holdings [Line Items]
Percent of Net Asset Value	60.80%
C000201119 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000201119 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000201119 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201119 | International
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000201119 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000201119 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201119 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000201119 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201119 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201119 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201119 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201119 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201119 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164508 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000164508 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000164508 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000164508 | Schwab U.S. TIPS ETF___BNY-808524870
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164508 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000164508 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164508 | Vanguard Total International Bond ETF___BNY-92203J407
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000164508 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164508 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000164508 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164508 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000164508 | Equity
Holdings [Line Items]
Percent of Net Asset Value	60.80%
C000164508 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000164508 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000164508 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164508 | International
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000164508 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164508 | Short Duration
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164508 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000164508 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164508 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164508 | TIPS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164508 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164508 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164508 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164510 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000164510 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000164510 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000164510 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000164510 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164510 | Vanguard Total International Bond ETF___BNY-92203J407
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164510 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000164510 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000164510 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000164510 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000164510 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000164510 | Equity
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000164510 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000164510 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000164510 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164510 | International
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000164510 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164510 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000164510 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164510 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164510 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164510 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164510 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121562 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000121562 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000121562 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000121562 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000121562 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000121562 | Vanguard Total International Bond ETF___BNY-92203J407
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121562 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000121562 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000121562 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000121562 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000121562 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000121562 | Equity
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000121562 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000121562 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000121562 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000121562 | International
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000121562 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000121562 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000121562 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121562 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121562 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121562 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121562 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201120 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000201120 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000201120 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000201120 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000201120 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000201120 | Vanguard Total International Bond ETF___BNY-92203J407
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201120 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000201120 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000201120 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000201120 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000201120 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000201120 | Equity
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000201120 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000201120 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000201120 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201120 | International
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000201120 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000201120 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000201120 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201120 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201120 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201120 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201120 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164509 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000164509 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000164509 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000164509 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000164509 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164509 | Vanguard Total International Bond ETF___BNY-92203J407
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164509 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000164509 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000164509 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000164509 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000164509 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000164509 | Equity
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000164509 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000164509 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000164509 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164509 | International
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000164509 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164509 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000164509 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164509 | International Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164509 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164509 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164509 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164511 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000164511 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000164511 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164511 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000164511 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164511 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000164511 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000164511 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000164511 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164511 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000164511 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000164511 | Equity
Holdings [Line Items]
Percent of Net Asset Value	83.30%
C000164511 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000164511 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000164511 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164511 | International
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000164511 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000164511 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000164511 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164511 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164511 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164511 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121563 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000121563 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000121563 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000121563 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000121563 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121563 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000121563 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000121563 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000121563 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000121563 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121563 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000121563 | Equity
Holdings [Line Items]
Percent of Net Asset Value	83.30%
C000121563 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000121563 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000121563 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000121563 | International
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000121563 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000121563 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000121563 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121563 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121563 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121563 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201121 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000201121 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000201121 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000201121 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000201121 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201121 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000201121 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000201121 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000201121 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000201121 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000201121 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000201121 | Equity
Holdings [Line Items]
Percent of Net Asset Value	83.30%
C000201121 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000201121 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000201121 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201121 | International
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000201121 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000201121 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000201121 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201121 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201121 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000201121 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164512 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000164512 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000164512 | iShares Core U.S. Aggregate Bond ETF___BNY-464287226
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164512 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000164512 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164512 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000164512 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000164512 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000164512 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164512 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000164512 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000164512 | Equity
Holdings [Line Items]
Percent of Net Asset Value	83.30%
C000164512 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000164512 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000164512 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164512 | International
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000164512 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000164512 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000164512 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164512 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164512 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164512 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164513 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000164513 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000164513 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000164513 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164513 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164513 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000164513 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000164513 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164513 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000164513 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000164513 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000164513 | Equity
Holdings [Line Items]
Percent of Net Asset Value	91.30%
C000164513 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000164513 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000164513 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164513 | International
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000164513 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000164513 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000164513 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164513 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164513 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164513 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121564 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000121564 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000121564 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000121564 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000121564 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121564 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000121564 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000121564 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000121564 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121564 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121564 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000121564 | Equity
Holdings [Line Items]
Percent of Net Asset Value	91.30%
C000121564 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000121564 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000121564 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000121564 | International
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000121564 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000121564 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000121564 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121564 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121564 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121564 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201122 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000201122 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000201122 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000201122 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000201122 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201122 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000201122 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000201122 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000201122 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000201122 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000201122 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000201122 | Equity
Holdings [Line Items]
Percent of Net Asset Value	91.30%
C000201122 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000201122 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000201122 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201122 | International
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000201122 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000201122 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000201122 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201122 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201122 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000201122 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164514 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000164514 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000164514 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000164514 | SPDR Portfolio High Yield Bond ETF___BNY-78468R606
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164514 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164514 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000164514 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000164514 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164514 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000164514 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000164514 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000164514 | Equity
Holdings [Line Items]
Percent of Net Asset Value	91.30%
C000164514 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000164514 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000164514 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164514 | International
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000164514 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000164514 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000164514 | High Yield
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164514 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164514 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164514 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164515 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164515 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000164515 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000164515 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164515 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000164515 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000164515 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164515 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000164515 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164515 | Voya Small Cap Growth Fund__Class R6_BNY-92913L270
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164515 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000164515 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000164515 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164515 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000164515 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164515 | International
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000164515 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000164515 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164515 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164515 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164515 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121565 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121565 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000121565 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000121565 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121565 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000121565 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000121565 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000121565 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000121565 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121565 | Voya Small Cap Growth Fund__Class R6_BNY-92913L270
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121565 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000121565 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000121565 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000121565 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000121565 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000121565 | International
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000121565 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000121565 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121565 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121565 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000121565 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201123 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000201123 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000201123 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000201123 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201123 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000201123 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000201123 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000201123 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000201123 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201123 | Voya Small Cap Growth Fund__Class R6_BNY-92913L270
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201123 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000201123 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000201123 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000201123 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000201123 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201123 | International
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000201123 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000201123 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000201123 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201123 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000201123 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164516 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164516 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000164516 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000164516 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164516 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000164516 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000164516 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164516 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000164516 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164516 | Voya Small Cap Growth Fund__Class R6_BNY-92913L270
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164516 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000164516 | Equity
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000164516 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164516 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	53.00%
C000164516 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164516 | International
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000164516 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000164516 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164516 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164516 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164516 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164517 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164517 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000164517 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000164517 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164517 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000164517 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164517 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000164517 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000164517 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164517 | Voya Small Cap Growth Fund__Class R6_BNY-92913L270
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164517 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000164517 | Equity
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000164517 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164517 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000164517 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164517 | International
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000164517 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000164517 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164517 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164517 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164517 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121566 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121566 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000121566 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000121566 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121566 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000121566 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000121566 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000121566 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000121566 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121566 | Voya Small Cap Growth Fund__Class R6_BNY-92913L270
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121566 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000121566 | Equity
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000121566 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121566 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000121566 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000121566 | International
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000121566 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000121566 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121566 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000121566 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000121566 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201124 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201124 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000201124 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000201124 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201124 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000201124 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000201124 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000201124 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000201124 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201124 | Voya Small Cap Growth Fund__Class R6_BNY-92913L270
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201124 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000201124 | Equity
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000201124 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201124 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000201124 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201124 | International
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000201124 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000201124 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201124 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201124 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000201124 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164518 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164518 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000164518 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000164518 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164518 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000164518 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164518 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000164518 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000164518 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164518 | Voya Small Cap Growth Fund__Class R6_BNY-92913L270
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164518 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000164518 | Equity
Holdings [Line Items]
Percent of Net Asset Value	98.00%
C000164518 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164518 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000164518 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164518 | International
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000164518 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000164518 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164518 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164518 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164518 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164519 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000164519 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000164519 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000164519 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164519 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000164519 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000164519 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000164519 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000164519 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164519 | Voya Small Cap Growth Fund__Class R6_BNY-92913L270
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164519 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000164519 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000164519 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164519 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000164519 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164519 | International
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000164519 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000164519 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000164519 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164519 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164519 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000161488 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161488 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000161488 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000161488 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161488 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000161488 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000161488 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000161488 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000161488 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000161488 | Voya Small Cap Growth Fund__Class R6_BNY-92913L270
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161488 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000161488 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000161488 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000161488 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000161488 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161488 | International
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000161488 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000161488 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161488 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161488 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000161488 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000201125 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201125 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000201125 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000201125 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201125 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000201125 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000201125 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000201125 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000201125 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000201125 | Voya Small Cap Growth Fund__Class R6_BNY-92913L270
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201125 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000201125 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000201125 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000201125 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000201125 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201125 | International
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000201125 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000201125 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000201125 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201125 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000201125 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164520 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000164520 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000164520 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000164520 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164520 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000164520 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000164520 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000164520 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000164520 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164520 | Voya Small Cap Growth Fund__Class R6_BNY-92913L270
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164520 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000164520 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000164520 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000164520 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000164520 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164520 | International
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000164520 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000164520 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000164520 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164520 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164520 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219039 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219039 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000219039 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000219039 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219039 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000219039 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219039 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219039 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219039 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219039 | Voya Small Cap Growth Fund__Class R6_BNY-92913L270
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219039 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000219039 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000219039 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219039 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000219039 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219039 | International
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000219039 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219039 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219039 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219039 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219039 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219040 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219040 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000219040 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000219040 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219040 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000219040 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219040 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219040 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219040 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219040 | Voya Small Cap Growth Fund__Class R6_BNY-92913L270
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219040 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000219040 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000219040 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219040 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000219040 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219040 | International
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000219040 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219040 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219040 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219040 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219040 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219041 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219041 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000219041 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000219041 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219041 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000219041 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219041 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219041 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219041 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219041 | Voya Small Cap Growth Fund__Class R6_BNY-92913L270
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219041 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000219041 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000219041 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219041 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000219041 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219041 | International
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000219041 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219041 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219041 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219041 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219041 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219038 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219038 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000219038 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000219038 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219038 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000219038 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219038 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219038 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000219038 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219038 | Voya Small Cap Growth Fund__Class R6_BNY-92913L270
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219038 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000219038 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000219038 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219038 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000219038 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219038 | International
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000219038 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000219038 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219038 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219038 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219038 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259836 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259836 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000259836 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000259836 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259836 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000259836 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000259836 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000259836 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000259836 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000259836 | Voya Small Cap Growth Fund__Class R6_BNY-92913L270
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259836 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000259836 | Equity
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000259836 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000259836 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000259836 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000259836 | International
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000259836 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000259836 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259836 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259836 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000259836 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259837 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259837 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000259837 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000259837 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259837 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000259837 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000259837 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000259837 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000259837 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000259837 | Voya Small Cap Growth Fund__Class R6_BNY-92913L270
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259837 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000259837 | Equity
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000259837 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000259837 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000259837 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000259837 | International
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000259837 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000259837 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259837 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259837 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000259837 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259838 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259838 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000259838 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000259838 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259838 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000259838 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000259838 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000259838 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000259838 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000259838 | Voya Small Cap Growth Fund__Class R6_BNY-92913L270
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259838 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000259838 | Equity
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000259838 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000259838 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000259838 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000259838 | International
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000259838 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000259838 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259838 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259838 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000259838 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000259835 | Voya Intermediate Bond Fund__Class R6_BNY-92913L569
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259835 | Fidelity 500 Index Fund___BNY-315911750
Holdings [Line Items]
Percent of Net Asset Value	54.10%
C000259835 | Vanguard FTSE Developed Markets ETF___BNY-921943858
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000259835 | Vanguard Long-Term Treasury ETF___BNY-92206C847
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259835 | Voya Multi-Manager International Equity Fund__Class I_BNY-92914A596
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000259835 | Vanguard FTSE Emerging Markets ETF___BNY-922042858
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000259835 | iShares Core S&P Mid-Cap ETF___BNY-464287507
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000259835 | Voya VACS Series EME Fund___BNY-92913W359
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000259835 | Voya MI Dynamic Small Cap Fund__Class R6_BNY-92918A824
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000259835 | Voya Small Cap Growth Fund__Class R6_BNY-92913L270
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259835 | Other_Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000259835 | Equity
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000259835 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000259835 | US Large Blend
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000259835 | US Large Growth
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000259835 | International
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000259835 | Emerging Markets
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000259835 | Core Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259835 | Long Govt Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259835 | US Mid Cap Blend
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000259835 | US Small Cap
Holdings [Line Items]
Percent of Net Asset Value	3.00%